Investment Objectives and Goals	Oct. 29, 2026
Invesco Emerging Markets Enhanced ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Emerging Markets Enhanced ETF (the “Fund”) seeks to provide capital appreciation.
Invesco International Developed Enhanced ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco International Developed Enhanced ETF (the “Fund”) seeks to provide capital appreciation.
Invesco U.S. Large Cap Enhanced ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco U.S. Large Cap Enhanced ETF (the “Fund”) seeks to provide capital appreciation.
Invesco U.S. Small Cap Enhanced ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco U.S. Small Cap Enhanced ETF (the “Fund”) seeks to provide capital appreciation.